Expense Example	Jun. 01, 2026 USD ($)
Corgi SK hynix 2x Daily ETF | Corgi SK hynix 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Corgi Samsung 2x Daily ETF | Corgi Samsung 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Kioxia 2x Daily ETF | Corgi Kioxia 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Besi 2x Daily ETF | Corgi Besi 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi TEL 2x Daily ETF | Corgi TEL 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Advantest 2x Daily ETF | Corgi Advantest 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi ASM 2x Daily ETF | Corgi ASM 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi MediaTek 2x Daily ETF | Corgi MediaTek 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Delta Electronics 2x Daily ETF | Corgi Delta Electronics 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Hyundai 2x Daily ETF | Corgi Hyundai 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi DISCO 2x Daily ETF | Corgi DISCO 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Corgi Lasertec 2x Daily ETF | Corgi Lasertec 2x Daily ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160